Share-based payments (Details 2 - Textuals) - Stock Incentive Plan 2022	12 Months Ended
Dec. 31, 2022 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award
Total tax benefits	$ 137,465
Restricted Stock Units ("RSUs") | Maximum
Share-based Compensation Arrangement by Share-based Payment Award
Share-based compensation award vesting period	5 years
Restricted Stock Units ("RSUs") | Minimum
Share-based Compensation Arrangement by Share-based Payment Award
Share-based compensation award vesting period	2 years